Cash flow information (Tables)	6 Months Ended
Dec. 31, 2024
Statement of cash flows [abstract]
Summary of Cash Flow Information

(in U.S. dollars, in thousands) (a) Reconciliation of cash and cash equivalents	As of December 31, 2024	As of June 30, 2024
Cash at bank	37,656	62,563
Deposits at call	373	397
	38,029	62,960

(in U.S. dollars, in thousands)	Six Months Ended December 31,
(b) Reconciliation of net cash flows used in operations with loss after income tax	2024	2023
Loss for the period	(47,934)	(32,539)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	2,081	2,443
Foreign exchange (gains)/losses	616	(159)
Finance costs	10,790	10,319
Remeasurement of contingent consideration	4,303	337
Remeasurement of warrant liabilities	11,978	(4,434)
Restructure of short term incentive	6,711	—
Equity settled share-based payment	15,172	2,195
Deferred tax expense/(benefit)	212	(102)
Adjustment for pre-launch inventory	(24,194)	—
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	17,567	2,084
Decrease/(increase) in prepayments	(1,198)	(131)
Decrease/(increase) in tax incentive recoverable	424	1,094
Increase/(decrease) in trade and other payables	4,710	(9,500)
Increase/(decrease) in provisions	(21,893)	1,821
Net cash outflows used in operations	(20,655)	(26,572)